                          CUNA MUTUAL INSURANCE SOCIETY
                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT

                                   SUPPLEMENT
                             DATED NOVEMBER 17, 2008

                                       TO

                           MEMBERS(R) VARIABLE ANNUITY
                         MEMBERS(R) VARIABLE ANNUITY II
                       MEMBERS(R) CHOICE VARIABLE ANNUITY

                         PROSPECTUSES DATED MAY 1, 2008,
                          AS SUPPLEMENTED JULY 9, 2008

This supplement updates the prospectuses for the variable annuity contracts listed above, and contains information that you should read and maintain for future reference.

403(b) Plans

Effective January 1, 2009, the Company will no longer accept additional Purchase Payments from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Effective November 15, 2007, new Contracts are no longer available to be used as funding vehicles for these programs.

                                       ***

If you would like an additional copy of the prospectus for your annuity contract, please call us at 1-800-798-5500 or write our Home Office at 2000 Heritage Way, Waverly, Iowa 50677.